Summary of Weighted Average Rates and Notional Amounts (Detail) (USD $) In Millions, unless otherwise specified	Jan. 30, 2011	Jan. 31, 2010
Derivative [Line Items]
Weighted average notional value outstanding	$ 200	$ 400
Weighted average fixed rate paid	3.90%	3.80%
Weighted average floating rate received	0.30%	0.30%